PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 73.8%
	COMMODITY - 7.0%
17,543	ProShares Ultra Gold(a)					$ 608,040

	EQUITY - 66.8%
7,383	Avantis Emerging Markets Value ETF					395,323
4,463	Avantis International Small Cap Value ETF					353,827
6,936	Emerging Markets Internet ETF (The)					289,023
1,200	Invesco QQQ Trust Series 1 ETF					661,968
3,094	iShares MSCI EAFE Growth ETF					346,528
5,598	iShares MSCI EAFE Small-Cap ETF					406,863
5,954	iShares MSCI EAFE Value ETF					377,960
6,126	iShares MSCI Emerging Markets Small-Cap ETF					397,271
2,847	iShares MSCI USA Momentum Factor ETF					684,191
1,565	iShares Russell 1000 Growth ETF					664,468
10,470	SPDR Portfolio S&P 500 ETF					761,064
7,937	WisdomTree Emerging Markets SmallCap Dividend Fund					438,440
						5,776,926

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,909,343)					6,384,966

	TOTAL INVESTMENTS - 73.8% (Cost $5,909,343)					$ 6,384,966
	CALL OPTIONS WRITTEN - (1.2)% (Premiums received - $62,750)					(99,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.4%					2,371,440
	NET ASSETS - 100.0%					$ 8,656,656

Contracts(b)
	WRITTEN FUTURE OPTIONS - (1.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (1.2)%
10	S&P E-mini 1st Week Future	RJO	08/01/2025	$ 6,300	$ 3,126,875	$ 38,250
10	S&P E-mini 3rd Week Future	RJO	07/18/2025	6,175	3,126,875	61,500
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $62,750)					99,750

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	CBOE Volatility Index Future	RJO	08/21/2025	$ 120,586	$ (5,235)
9	CBOE Volatility Index Future	RJO	10/23/2025	189,963	(4,881)
16	CBOE Volatility Index Future	RJO	12/18/2025	340,216	8,646
31	CBOE Volatility Index Future	RJO	01/22/2026	681,225	(680)
14	CME British Pound Currency Future	RJO	09/16/2025	1,200,938	19,425
21	CME Canadian Dollar Currency Future	RJO	09/17/2025	1,547,280	(8,400)
20	CME E-Mini Standard & Poor's 500 Index Future	RJO	09/22/2025	6,253,750	262,187
8	CME Euro Foreign Exchange Currency Future	RJO	09/16/2025	1,183,600	25,470
11	Micro E-mini Nasdaq-100 Future	RJO	09/22/2025	503,652	22,565
33	Three-Month SOFR Futures	RJO	09/15/2026	7,987,650	20,488
	TOTAL LONG FUTURES CONTRACTS				$ 339,585

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
12	CBOE Volatility Index Future	RJO	07/17/2025	$ 224,550	$ 18,709
6	CBOT US Treasure Bond Futures	RJO	09/22/2025	692,813	(24,180)
14	CME Australian Dollar Currency Future	RJO	09/16/2025	922,530	(7,880)
29	Micro E-mini Dow Jones Industrial Average Index	RJO	09/22/2025	643,641	(27,057)
43	Micro E-mini Russell 2000 Future	RJO	09/22/2025	471,216	(15,792)
21	Micro E-mini S&P 500 Future	RJO	09/22/2025	656,644	(23,252)
	TOTAL SHORT FUTURES CONTRACTS				$ (79,452)
	TOTAL FUTURES CONTRACTS				$ 260,133

CBOE	- Chicago Board Options Exchange
CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
RJO	- R.J. O'Brien & Associates, LLC

(a)	Non-income producing security.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.